Insurance Contract Liabilities - Provision For Unearned Premiums (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Change In Unearned Premiums [Roll Forward]
Provision for unearned premiums – January 1	$ 5,951.7	$ 3,740.4
Gross premiums written	15,528.3	12,207.5
Less: gross premiums earned	(15,001.4)	(11,822.0)
Acquisitions of subsidiaries (note 23)	5.9	1,906.2
Divestiture of subsidiary (note 23)	0.0	(157.9)
Foreign exchange effect and other	(212.3)	77.5
Provision for unearned premiums - December 31	$ 6,272.2	$ 5,951.7